Financial Instruments	12 Months Ended
Aug. 31, 2018
Financial Instruments [Abstract]
Financial Instruments
6	Financial Instruments

The following tables summarize financial instruments by category:

	As at August 31, 2018

	Loans and receivables		Available for sale		Other financial liabilities		Derivatives used for hedging		Total

Financial assets
Cash		$12,758	$	‒	$	‒	$	‒	$12,758
Short-term investments	$	‒		$2,282	$	‒	$	‒	$2,282
Accounts receivable		$46,955	$	‒	$	‒	$	‒	$46,955
Other assets		$352	$	‒	$	‒	$	‒	$352
Forward exchange contracts	$	‒	$	‒	$	‒		$318	$318
Financial liabilities
Bank loan	$	‒	$	‒		$10,692	$	‒	$10,692
Accounts payable and accrued liabilities	$	‒	$	‒		$47,308	$	‒	$47,308
Other liabilities	$	‒	$	‒		$3,197	$	‒	$3,197
Long-term debt	$	‒	$	‒		$8,828	$	‒	$8,828
Forward exchange contracts	$	‒	$	‒	$	‒		$807	$807

	As at August 31, 2017

	Loans and receivables		Available for sale		Other financial liabilities		Financial liabilities at fair value through profit or loss		Derivatives used for hedging		Total

Financial assets
Cash		$38,435	$	‒	$	‒	$	‒	$	‒	$38,435
Short-term investments	$	‒		$775	$	‒	$	‒	$	‒	$775
Accounts receivable		$43,340	$	‒	$	‒	$	‒	$	‒	$43,340
Other assets		$36	$	‒	$	‒	$	‒	$	‒	$36
Forward exchange contracts	$	‒	$	‒	$	‒	$	‒		$2,258	$2,258
Financial liabilities
Accounts payable and accrued liabilities	$	‒	$	‒		$36,776	$	‒	$	‒	$36,776
Contingent liability	$	‒	$	‒	$	‒		$1,092	$	‒	$1,092

Fair value

Cash, short-term investments, accounts receivable, other assets, bank loan, accounts payable and accrued liabilities and other liabilities are financial instruments whose carrying values approximate their fair values due to their short-term maturities. The fair value of the long-term debt amounted to $8,879,000 as at August 31, 2018.

The fair value of derivative and non-derivative financial assets and liabilities measured at fair value by level of hierarchy is as follows:

	As at August 31, 2018						As at August 31, 2017
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
Financial assets
Short-term investments		$2,282	$	‒	$	‒		$775	$	‒	$	‒
Forward exchange contracts	$	‒		$318	$	‒	$	‒		$2,258	$	‒

Financial liabilities
Forward exchange contracts	$	‒		$807	$	‒	$	‒	$	‒	$	‒
Contingent liability	$	‒	$	‒	$	‒	$	‒	$	‒		$1,092

Valuation techniques used to value financial instruments are as follows:

The fair value of the long-term debt is estimated by discounting expected cash flows at rates currently offered to the company for debts of the same remaining maturities and conditions.

The fair value of forward exchange contracts is based on the amount at which they could be settled based on estimated current market rates.

Market risk

Currency risk

The functional currency of the company is the Canadian dollar. The company is exposed to currency risk as a result of its export sales of products manufactured in Canada, China, France and Finland, the majority of which are denominated in US dollars and euros. This risk is partially hedged by forward exchange contracts and certain cost of sales and operating expenses (US dollars and euros). In addition, the company is exposed to currency risk as a result of its research and development activities in India (Indian rupees). This risk is partially hedged by forward exchange contracts. Forward exchange contracts, which are designated as cash flow hedging instruments, qualify for hedge accounting.

As at August 31, 2017 and 2018, the company held contracts to sell US dollars for Canadian dollars and Indian rupees at various forward rates, which are summarized as follows:

US dollars – Canadian dollars

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2017
September 2017 to August 2018	$18,300	1.3407
September 2018 to August 2019	10,900	1.3426
Total	$29,200	1.3414

As at August 31, 2018
September 2018 to August 2019	$26,400	1.3029
September 2019 to August 2020	15,700	1.2756
September 2020 to May 2021	3,700	1.2703
Total	$45,800	1.2909

US dollars – Indian rupees

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2017
September 2017 to August 2018	$3,400	69.49
September 2018 to February 2019	1,600	67.26
Total	$5,000	68.78

As at August 31, 2018
September 2018 to May 2019	$4,600	67.68

The carrying amount of forward exchange contracts is equal to fair value, which is based on the amount at which they could be settled based on estimated current market rates.

As at August 31, 2018, forward exchange contracts in the amount of $318,000 are presented as current assets in other accounts receivable, forward exchange contracts in the amount of $590,000 are presented as current liabilities in accounts payable and accrued liabilities, and forward exchange contracts in the amount of $217,000 are presented as long-term liabilities in other long-term liabilities in the consolidated balance sheet. Forward exchange contracts of $64,000, included in other accounts receivable, for which related hedged sales are recognized, are recorded in the consolidated statement of earnings. Otherwise, other forward exchange contracts are not yet recorded in the consolidated statement of earnings and are recorded in other comprehensive income.

As at August 31, 2017, forward exchange contracts in the amount of $1,697,000 are presented as current assets in other accounts receivable and forward exchange contracts in the amount of $561,000 are presented as long-term assets in other long-term assets in the consolidated balance sheet. Forward exchange contracts of $261,000, included in other accounts receivable, for which related hedged sales are recognized, are recorded in the consolidated statement of earnings. Otherwise, other forward exchange contracts are not yet recorded in the consolidated statement of earnings and are recorded in other comprehensive income.

Based on the portfolio of forward exchange contracts as at August 31, 2018, the company estimates that the portion of net unrealized losses on these contracts as of that date, which will be realized and reclassified from accumulated other comprehensive income to net earnings over the next 12 months, amounts to $336,000.

For the years ended August 31, 2016, 2017 and 2018, the company recorded within its sales the following foreign exchange gains (losses) on forward exchange contracts:

	Years ended August 31,
	2018	2017	2016

Gains (losses) on forward exchange contracts	$876	$(468)	$(2,651)

The following table summarizes significant derivative and non-derivative financial assets and liabilities that are subject to currency risk as at August 31, 2017 and 2018 and for which such risk is charged to earnings:

	As at August 31,
	2018		2017

	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)

Financial assets
Cash	$2,790	€3,352	$20,120	€6,235
Accounts receivable	30,306	3,787	28,420	6,164
	33,096	7,139	48,540	12,399
Financial liabilities
Accounts payable and accrued liabilities	20,214	5,107	12,447	2,725
Forward exchange contracts (nominal value)	5,000	‒	3,600	‒
	25,214	5,107	16,047	2,725
Net exposure	$7,882	€2,032	$32,493	€9,674

In addition to these assets and liabilities, the company has derivative financial liabilities for its outstanding forward exchange contracts in the amount (nominal value) of $29,200,000 and $45,800,000 as at August 31, 2017 and 2018 respectively for which the currency risk is charged to other comprehensive income.

The value of the Canadian dollar compared to the US dollar was CA$1.2536 = US$1.00 and CA$1.3055 = US$1.00 as at August 31, 2017 and 2018 respectively.

The value of the Canadian dollar compared to the euro was CA$1.4825 = €1.00 and CA$1.5210 = €1.00 as at August 31, 2017 and 2018 respectively.

The following sensitivity analysis summarizes the effect that a change in the value of the Canadian dollar (compared to the US dollar and euro) on derivative and non-derivative financial assets and liabilities denominated in US dollars and euros would have on net earnings, net earnings per diluted share and comprehensive income, based on the foreign exchange rates as at August 31, 2017 and 2018:

•
An increase (decrease) of 10% in the period-end value of the Canadian dollar compared to the US dollar would decrease (increase) net earnings by $2,726,000, or $0.05 per diluted share, and $844,000, or $0.02 per diluted share, as at August 31, 2017 and 2018 respectively.

•
An increase (decrease) of 10% in the period-end value of the Canadian dollar compared to the euro would decrease (increase) net earnings by $1,025,000, or $0.02 per diluted share, and $335,000 or $0.01 per diluted share, as at August 31, 2017 and 2018 respectively.

•
An increase (decrease) of 10% in the period-end value of the Canadian dollar compared to the US dollar would increase (decrease) other comprehensive income by $2,744,000 and $2,956,000 as at August 31, 2017 and 2018 respectively.

The impact of the change in the value of the Canadian dollar compared to the US dollar and the euro on these derivative and non-derivative financial assets and liabilities is recorded in the foreign exchange gain or loss line item in the consolidated statements of earnings, except for outstanding forward contracts, and except for those of foreign operations, whose impact is recorded in other comprehensive income. The change in the value of the Canadian dollar compared to the US dollar and the euro also affects the company's balances of income tax recoverable or payable, as well as deferred income tax assets and liabilities denominated in US dollars and euros; this may result in additional and significant foreign exchange gains or losses. However, these tax-related assets and liabilities are not considered financial instruments and are therefore excluded from the sensitivity analysis above. The foreign exchange rate fluctuations also flow through the consolidated statements of earnings line items, as a significant portion of the company's cost of sales and operating expenses are denominated in Canadian dollars, euros, British pounds and Indian rupees, and the company reports its results in US dollars; that effect is not reflected in the sensitivity analysis above.

Interest rate risk

The company has limited exposure to interest rate risk. The company is mainly exposed to interest rate risks through its cash, short-term investments, bank loan and long-term debt.

The company analyses its interest risk exposure on an ongoing basis. A change in interest rate of 1% would have an insignificant impact on net earnings and comprehensive income.

Short-term investments

Short-term investments consist of the following:

	As at August 31,
	2018	2017

Term deposits denominated in Indian rupees, bearing interest at annual rates of 5.0% to 6.8% in 2018 and 4.3% to 6.9% in 2017, maturing on different dates between October 2018 and August 2019 in 2018 and October 2017 and October 2018 in 2017	$1,909	$775
Other	373	‒
	$2,282	$775

Due to their short-term maturity, the company's short-term investments are not subject to a significant fair value interest rate risk. Accordingly, changes in fair value have been nominal to the degree that amortized cost approximates the fair value. Any change in the fair value of the company's short-term investments, all of which are classified as available for sale, is recorded in other comprehensive income.

Other financial instruments

Short-term other liabilities bear interest at EURIBOR prime rate, plus a margin. Accounts receivable, other assets, accounts payable and accrued liabilities and the contingent liability are non-interest-bearing financial assets and liabilities.

Credit risk

Financial instruments that potentially subject the company to credit risk consist of cash, short-term investments, accounts receivable, other assets and forward exchange contracts (with a positive fair value). As at August 31, 2018, the company's short-term investments consist of debt instruments issued by high-credit quality corporations. These debt instruments are not expected to be affected by a significant credit risk. The company's cash and forward exchange contracts are held with or issued by high-credit quality financial institutions; therefore, the company considers the risk of non-performance on these instruments to be limited.

Generally, the company does not require collateral or other security from customers for trade accounts receivable; however, credit is extended to customers following an evaluation of creditworthiness. In addition, the company performs ongoing credit reviews of all its customers and establishes an allowance for doubtful accounts receivable when accounts are determined to be uncollectible. Allowance for doubtful accounts amounted to $2,960,000 and $772,000 as at August 31, 2017 and 2018 respectively.

For the years ended August 31, 2016 and 2018, no customer represented more than 10% of sales. For the year ended August 31, 2017, the company's top customer represented 10.1% of sales.

The following table summarizes the age of trade accounts receivable:

	As at August 31,
	2018	2017

Current	$34,344	$35,100
Past due, 0 to 30 days	6,011	3,049
Past due, 31 to 60 days	2,556	1,289
Past due, more than 60 days, net of allowance for doubtful accounts of $2,960 and $772 as at August 31, 2017 and 2018, respectively	4,362	1,692
	$47,273	$41,130

Changes in the allowance for doubtful accounts are as follows:

	Years ended August 31,
	2018	2017

Balance – Beginning of year	$2,960	$3,752
Addition charged to earnings	834	654
Writeoff of uncollectible accounts	(3,022)	(1,446)
Balance – End of year	$772	$2,960

Liquidity risk

Liquidity risk is defined as the potential that the company cannot meet its obligations as they become due.

The following tables summarize the contractual maturity of the company's derivative and non-derivative financial liabilities:

	As at August 31, 2018
	No later than one year	Later than 1 year and no later than 5 years	Later than 5 years

Bank loan	$10,692	$ ‒	$ ‒
Accounts payable and accrued liabilities	47,308	‒	‒
Forward exchange contracts
Outflow	31,000	19,400	‒
Inflow	(30,738)	(18,940)	‒
Long-term debt	2,921	5,745	162
Other liabilities	3,197	‒	‒
Total	$64,380	$6,205	$162

	As at August 31, 2017
	No later than one year	Later than 1 year and no later than 5 years

Accounts payable and accrued liabilities	$36,776	$ ‒
Contingent liability	1,092	‒
Forward exchange contracts
Outflow	21,700	12,500
Inflow	(23,265)	(13,357)
Total	$36,303	$(857)

As at August 31, 2018, the company had $15,040,000 in cash and short-term investments and $51,410,000 in accounts receivable. In addition to these financial assets, the company has unused available lines of credit totaling $52,695,000 for working capital and other general corporate purposes, including potential acquisitions as well as unused lines of credit totaling $25,053,000 for foreign currency exposure related to its forward exchange contracts (note 10).